As filed with the Securities and Exchange Commission on September 23, 2009
                                     Investment Company Act File Number 811-3955

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                    New York Daily Tax Free Income Fund, Inc.
               (Exact name of registrant as specified in charter)

                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)

                                 Christine Manna
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end: April 30th

Date of reporting period: July 31, 2009

Item 1: Schedule of Investments
--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
JULY 31, 2009
(UNAUDITED)
================================================================================

                                                                                                                      Ratings (a)
                                                                                                                 ------------------
    Face                                                                         Maturity  Interest    Value              Standard
   Amount                                                                          Date      Rate     (Note 1)  Moody's   & Poor's
 ---------                                                                         ----     ------    --------  -------   --------
Tax Exempt Commercial Paper (2.43%)
------------------------------------------------------------------------------------------------------------------------------------
$ 4,000,000  New York Long Island Power Authority
             LOC State Street Bank & Trust Company                              09/15/09     0.47%   $ 4,000,000       P-1     A-1+
  3,000,000  New York State Environmental Quality
             LOC Bayerische Landesbank / Landesbank Hessen
             Thuringen Girozentrale                                             08/26/09     0.45      3,000,000       P-1     A-1+
-----------                                                                                          -----------
  7,000,000  Total Tax Exempt Commercial Paper                                                         7,000,000
-----------                                                                                          -----------
Tax Exempt General Obligation Notes & Bonds (19.25%)
------------------------------------------------------------------------------------------------------------------------------------
$ 9,145,000  Cheektowaga CSD Erie County, NY BAN - Series 2008A (b)             12/23/09     2.80%   $ 9,169,515
  5,040,000  City of Corning CSD Steuben, Schuyler and Chemung
             Counties, NY BAN - Series 2009 (b)                                 06/25/10     1.25      5,084,689
  4,000,000  City of Geneva CSD Ontario County, NY RAN - Series 2009 (b)        06/22/10     1.25      4,017,559
  1,500,000  City of Hornell CSD Steuben County, NY RAN - Series 2009 (b)       06/18/10     1.40      1,511,055
  2,129,404  City of Saratoga Springs CSD Saratoga County, NY BAN
             - Series 2009 (b)                                                  06/24/10     1.30      2,147,282
  2,400,000  Cobleskill-Richmondville CSD Schoharie, Otsego and Montgomery
             Counties, NY RAN - Series 2009 (b)                                 06/25/10     1.25      2,405,305
  4,000,000  Liverpool CSD Onondaga County, NY BAN - Series 2009A (b)           07/09/10     1.10      4,042,614
  3,085,000  Longwood CSD Suffolk County, NY BAN - Series 2009 (b)              06/11/10     0.90      3,113,928
  3,375,000  Middleburgh CSD Schoharie and Albany Counties, NY BAN
             - Series 2009 (b)                                                  07/22/10     1.30      3,405,776
  3,200,000  Mineola Union Free School District Nassau County, NY BAN
             - Series 2009 (b)                                                  06/30/10     1.25      3,214,393
  5,735,000  Oakfield-Alabama CSD Genesee and Orleans Counties, NY BAN
             - Series 2009A (b)                                                 06/16/10     1.25      5,772,091
  1,310,557  Southwestern CSD Chautauqua County, NY BAN - Series 2009A          07/22/10     1.10      1,321,894      MIG-1
  2,000,000  Warrensburg CSD Warren County, NY RAN - Series 2009 (b)            06/18/10     1.25      2,013,016
  4,100,000  West Genesee CSD Onondaga County, NY RAN - Series 2009 (b)         11/20/09     0.90      4,101,219
  4,000,000  Yorktown CSD Westchester County, NY BAN - Series 2008              10/01/09     3.00      4,008,075               SP-1+
-----------                                                                                          -----------
 55,019,961  Total Tax Exempt General Obligation Notes & Bonds                                        55,328,411
-----------                                                                                          -----------
Variable Rate Demand Instruments (c) (79.91%)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,120,000  City of Albany IDA Senior Housing RB
             (South Mall Towers Albany, L.P. Project) - Series 2003A (d)
             Collateralized by Federal National Mortgage Association            08/15/35     0.35%   $ 1,120,000               A-1+
  2,075,000  County of Monroe, NY IDA RB
             (Jada Precision Plastics Co., Inc. Project) - Series 1997 (d)
             LOC Bank of America, N.A.                                          12/01/13     0.50      2,075,000               A-1
  1,900,000  Dutchess County, NY IDA Civic Facility RB
             (Marist College Civic Facility Project) - Series 2005 A
             LOC JPMorgan Chase Bank, N.A.                                      07/01/35     0.30      1,900,000               A-1+
  5,800,000  Eagle Tax - Exempt Trust - Series 20070157 Class A Certificates
             (New York City Municipal Water Finance Authority
             Water and Sewer System RB - Fiscal 2006 Series A)                  06/15/39     0.38      5,800,000               A-1
    900,000  Forest City New Rochelle, NY RB Certificate Trust - Series 2003
             LOC Wachovia Bank, N.A.                                            06/01/11     0.68        900,000     VMIG-1
  3,575,000  Long Island Power Authority, NY Electric System
             Subordinated RB Subseries 2A
             LOC WestLB AG                                                      05/01/33     0.48      3,575,000     VMIG-1    A-1+
  5,000,000  Metropolitan Transportation Authority, NY
             Transportation RB - Series 2008B-1
             LOC Scotia Bank                                                    11/01/34     0.25      5,000,000               A-1+
    500,000  Metropolitan Transportation Authority, NY
             Transportation RB - Series 2005G-2
             LOC BNP Paribas                                                    11/01/26     0.31        500,000     VMIG-1    A-1+
  2,000,000  Metropolitan Transportation Authority, NY
             Transportation RB - Series 2008B-2
             LOC BNP Paribas                                                    11/01/34     0.25      2,000,000               A-1+
  3,000,000  New York City, NY Capital Resource Corporation RB
             (Loan Enhanced Assistance Program) - Series 2007B
             LOC Bank of America, N.A.                                          01/01/37     0.28      3,000,000     VMIG-1
  4,575,000  New York City, NY GO - Fiscal 1994, Series A-6
             LOC Landesbank Hessen - Thuringen Girozentrale                     08/01/19     0.31      4,575,000     VMIG-1    A-1+
  1,900,000  New York City, NY GO - Fiscal 1994, Series B-9
             LOC JPMorgan Chase Bank, N.A.                                      08/15/23     0.23      1,900,000     VMIG-1    A-1+
  5,000,000  New York City, NY GO - Fiscal 1995, Series F-3
             LOC JPMorgan Chase Bank, N.A.                                      02/15/13     0.30      5,000,000     VMIG-1    A-1+
  2,000,000  New York City, NY GO - Fiscal 1996, Series J, Subseries J-3
             LOC JPMorgan Chase Bank, N.A.                                      02/15/16     0.25      2,000,000     VMIG-1    A-1+
  6,760,000  New York City, NY GO - Fiscal 2004, Series A-3
             LOC BNP Paribas                                                    08/01/31     0.23      6,760,000     VMIG-1    A-1+
  1,770,000  New York City, NY GO - Fiscal 2004, Series A-6
             LOC Landesbank Baden - Wurttemberg                                 08/01/31     0.32      1,770,000     VMIG-1    A-1+
    300,000  New York City, NY GO - Fiscal 2004, Series H-7
             LOC KBC Bank, N.V.                                                 03/01/34     0.33        300,000     VMIG-1    A-1
  1,075,000  New York City, NY GO - Fiscal 2006, Series E-3
             LOC Bank of America, N.A.                                          08/01/34     0.29      1,075,000     VMIG-1    A-1
  7,100,000  New York City, NY GO - Fiscal 2006, Series H-2
             LOC Dexia CLF                                                      01/01/36     0.38      7,100,000     VMIG-1    A-1+
  5,000,000  New York City, NY GO - Fiscal 2006, Series F-3
             LOC Royal Bank of Scotland PLC                                     09/01/35     0.34      5,000,000     VMIG-1    A-1+
  1,500,000  New York City, NY GO - Fiscal 2006, Series I-8
             LOC Bank of America, N.A                                           04/01/36     0.36      1,500,000     VMIG-1    A-1
  5,300,000  New York City, NY HDC Multi-Family Mortgage RB
             (Brookhaven Apartments Project) - Series 2004A (d)
             LOC Citibank, N.A.                                                 01/01/36     0.42      5,300,000               A-1
  2,000,000  New York City, NY HDC Multi-Family Mortgage RB
             (Hewitt House Apartments Project) - Series 2008A
             LOC Bank of America, N.A.                                          11/01/48     0.40      2,000,000     VMIG-1
  3,285,000  New York City, NY HDC Multi-Family Mortgage RB
             (Marseilles Apartments Project) - Series 2004A
             LOC Citibank, N.A.                                                 12/01/34     0.30      3,285,000               A-1
  2,500,000  New York City, NY HDC Multi-Family Rental Housing RB
             (Royal Charter Properties - East, Inc. Project) - Series 2005A
             Guaranteed by Federal National Mortgage Association                04/15/35     0.25      2,500,000     VMIG-1
  2,105,000  New York City, NY IDA Civic Facility RB
             (American Society for Technion Project) - Series 2003
             LOC Allied Irish Bank PLC                                          10/01/33     0.42      2,105,000     VMIG-1
  3,500,000  New York City, NY IDA Civic Facility RB
             (Church of Heavenly Rest Day School Project) - Series 1991
             LOC Commerce Bank                                                  07/01/21     0.34      3,500,000     VMIG-1
    345,000  New York City, NY IDA Civic Facility RB
             (Epiphany Community Nursery School Project) - Series 1997
             LOC Bank of New York Mellon                                        05/01/11     0.52        345,000     VMIG-1
  7,915,000  New York City, NY IDA Civic Facility RB
             (Jamaica First Parking, LLC Project) - Series 2004
             LOC JPMorgan Chase Bank, N.A.                                      03/01/34     0.35      7,915,000               A-1+
  1,000,000  New York City, NY IDA Civic Facility RB
             (New York Law School Project) - Series 2006B-1
             LOC Allied Irish Bank PLC                                          07/01/36     0.30      1,000,000     VMIG-1
  4,865,000  New York City, NY IDA Civic Facility RB (The Convent of the
             Sacred Heart School of New York Project) - Series 2002
             LOC Wachovia Bank, N.A.                                            11/01/32     0.32      4,865,000     VMIG-1
  8,300,000  New York City, NY IDA Liberty RB
             (FC Hanson Office Associates, LLC Project) - Series 2004
             LOC Lloyds PLC                                                     12/01/39     0.30      8,300,000     VMIG-1
  3,000,000  New York City, NY Transitional Finance Authority
             New York City Recovery Bonds Fiscal 1999 Series B, Subseries B-3   11/01/28     0.25      3,000,000     VMIG-1    A-1+
  1,000,000  New York City, NY Transitional Finance Authority
             New York City Recovery Bonds Fiscal 2003 Series 1, Subseries 1B    11/01/22     0.20      1,000,000     VMIG-1    A-1
  1,300,000  New York City, NY Transitional Finance Authority
             New York City Recovery Bonds Fiscal 2003 Series 2, Subseries 2A    11/01/22     0.30      1,300,000     VMIG-1    A-1
  5,000,000  New York City, NY Transitional Finance Authority
             New York City Recovery Bonds Fiscal 2003 Series 3, Subseries 3B    11/01/22     0.30      5,000,000     VMIG-1    A-1
  3,100,000  New York City, NY Trust for Cultural Resources RB
             (Alvin Ailey Dance Foundation) - Series 2003
             LOC Citibank, N.A.                                                 07/01/33     0.30      3,100,000     VMIG-1    A-1
 10,000,000  New York Liberty Development Corporation RB
             (Goldman Sachs Headquarters Issue) - Series 2005
             LOC Wells Fargo Bank, N.A.                                         10/01/35     0.29     10,000,000               A-1
  3,900,000  New York State Dormitory Authority RB (City University System
             Consolidated Fifth General Resolution Project) - Series 2008C
             LOC Bank of America, N.A.                                          07/01/31     0.28      3,900,000               A-1
  1,300,000  New York State Dormitory Authority RB (Cornell University)
             - Series 2000A                                                     07/01/29     0.15      1,300,000     VMIG-1    A-1+
  1,470,000  New York State Dormitory Authority RB
             (Le Moyne College Project) - Series 2009
             LOC TD Bank, N.A.                                                  01/01/39     0.27      1,470,000     VMIG-1
  1,850,000  New York State Energy Research & Development Authority
             Facilities RB (Consolidated Edison Company of New York, Inc.
             Project) - Series 2004 C-2 (d)
             LOC Citibank, N.A.                                                 11/01/39     0.65      1,850,000     VMIG-1    A-1+
  1,500,000  New York State Energy Research & Development Authority
             Facilities RB (Consolidated Edison Company of New York, Inc.
             Project) - Series 2004 C-3 (d)
             LOC Citibank, N.A.                                                 11/01/39     0.38      1,500,000     VMIG-1    A-1+
  3,300,000  New York State Energy Research & Development Authority Electric
             Facilities RB (Long island Lighting Company Project) - Series 1997A (d)
             LOC Royal Bank of Scotland                                         12/01/27     0.35      3,300,000     VMIG-1
  3,000,000  New York State Housing Finance Agency RB
             (20 River Terrace Housing Project) - Series 2002A
             Guaranteed by Federal National Mortgage Association                05/15/34     0.23      3,000,000     VMIG-1
  2,400,000  New York State Housing Finance Agency RB
             (101 West End Avenue Project) - Series 2000A (d)
             Guaranteed by Federal National Mortgage Association                05/15/31     0.30      2,400,000     VMIG-1
  2,000,000  New York State Housing Finance Agency RB
             (125 West 31st Project) - Series 2005A (d)
             Guaranteed by Federal National Mortgage Association                05/15/38     0.28      2,000,000     VMIG-1
  4,300,000  New York State Housing Finance Agency RB
             (350 West 43rd Street Project) - Series 2004A (d)
             LOC Landesbank Hessen -Thuringen Girozentrale                      11/01/34     0.43      4,300,000     VMIG-1
  1,000,000  New York State Housing Finance Agency RB
             (505 West 37th Street Housing Project)
             LOC Landesbank Hessen - Thuringen Girozentrale                     05/01/42     0.38      1,000,000     VMIG-1
  7,800,000  New York State Housing Finance Agency RB
             (Archstone Westbury Apartments Project) - Series 2004A (d)
             LOC Bank of America, N.A.                                          11/01/36     0.35      7,800,000     VMIG-1
  8,000,000  New York State Housing Finance Agency RB
             (Brook Avenue Apartments Project) - Series 2007A (d)
             LOC Bank of America, N.A.                                          11/01/37     0.37      8,000,000     VMIG-1
  3,900,000  New York State Housing Finance Agency RB
             (Capitol Green Apartments Housing) - Series 2006 A (d)
             Guaranteed by Federal National Mortgage Association                05/15/36     0.34      3,900,000     VMIG-1
  2,000,000  New York State Housing Finance Agency RB
             (Historic Front Street Project) - Series 2003A
             LOC Landesbank Hessen - Thuringen Girozentrale                     11/01/36     0.32      2,000,000     VMIG-1
  3,750,000  New York State Housing Finance Agency RB
             (Kew Gardens Hills Housing Project) - 2006 Series A (d)
             Guaranteed by Federal National Mortgage Association                05/15/36     0.37      3,750,000     VMIG-1
    650,000  New York State Housing Finance Agency RB
             (Normandie Court I Housing Project) - Series 1991A
             LOC Landesbank Hessen - Thuringen Girozentrale                     05/15/15     0.31        650,000     VMIG-1    A-1+
  5,000,000  New York State Housing Finance Agency RB
             (The Victory Housing Project) - 2001 Series A (d)
             Guaranteed by Federal Home Loan Mortgage Corporation               11/01/33     0.28      5,000,000     VMIG-1
  6,200,000  New York State Housing Finance Agency Service Contract RB
             - Series 2003B
             LOC BNP Paribas                                                    03/15/26     0.28      6,200,000               A-1+
  7,295,000  New York State Local Government Assistance Corporation
             - Series 1995F
             LOC Societe Generale                                               04/01/25     0.23      7,295,000     VMIG-1    A-1+
  2,754,000  New York State Local Government Assistance Corporation (A Public
             Benefit Corporation of the State of New York) - Series 1995B
             LOC Bank of Nova Scotia                                            04/01/25     0.27      2,754,000     VMIG-1    A-1+
 10,400,000  New York State Local Government Assistance Corporation (A Public
             Benefit Corporation of the State of New York) - Series 1995G
             LOC Bank of Nova Scotia                                            04/01/25     0.25     10,400,000     VMIG-1    A-1
  3,950,000  North Amityville Fire Company Inc. Fire Department RB - Series 2003
             LOC Citibank, N.A.                                                 09/01/23     0.70      3,950,000               A-1
  4,000,000  Suffolk County, NY IDA Civic Facility RB
             (St. Anthony's High School Civic Facility) - Series 2006
             LOC U.S. Bank, N.A.                                                12/01/36     0.28      4,000,000               A-1+
  5,700,000  Suffolk County, NY IDA Civic Facility RB
             (Touro College Project) - Series 2007
             LOC JPMorgan Chase Bank, N.A.                                      06/01/37     0.28      5,700,000     VMIG-1    A-1+
  1,500,000  Town of Riverhead, NY IDA RB
             (Altaire Pharmaceuticals, Inc. Facility) - Series 1998 (d)
             LOC Bank of New York Mellon                                        10/01/13     0.70      1,500,000        P-1    A-1+
  3,400,000  Triborough Bridge and Tunnel Authority General Revenue
             (MTA Bridge and Tunnels) - Series 2001B
             LOC State Street Bank & Trust Company                              01/01/32     0.26      3,400,000     VMIG-1    A-1+
-----------                                                                                          -----------
229,684,000  Total Variable Rate Demand Instruments                                                  229,684,000
-----------                                                                                          -----------
             Total Investments (101.59%) (Cost $292,012,411+)                                       $292,012,411
             Liabilities in excess of cash and other assets (-1.59%)                                 (4,582,166)
                                                                                                     -----------
             Net Assets (100.00%)                                                                   $287,430,245
                                                                                                     ===========

             Net Asset Value, offering and redemption price per share:
             Class A,       178,402,965 shares outstanding                                           $      1.00
                                                                                                     ===========
             Class B,         8,642,880 shares outstanding                                           $      1.00
                                                                                                     ===========
             Advantage Shares, 100,380,451 shares outstanding                                        $      1.00
                                                                                                     ===========

       +   Aggregate cost for federal income taxes is identical.  All securities are valued at amortized cost, and as a result, there is no unrealized appreciation or depreciation.

FOOTNOTES:

(a) Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited. In addition, certain issuers may have a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) Securities that are not rated which the Fund's adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

(c) Securities payable on demand at par including accrued interest (usually with seven days' notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(d)  Security subject to alternative minimum tax.

KEY:
     BAN     =   Bond Anticipation Note                           LOC       =    Letter of Credit
     CSD     =   Central School District                          RAN       =    Revenue Anticipation Note
     GO      =   General Obligation                               RB        =    Revenue Bond
     HDC     =   Housing Development Corporation
     IDA     =   Industrial Development Authority


Note 1 - Valuation of Securities -

Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the
principal   amount  or  the  period  remaining  until  the  next  interest  rate adjustment.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157") on May 1, 2008. FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes a framework for measuring fair value and three level hierarchy for fair value measurements based on the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A Fund investment in its entirety is assigned a level based upon the inputs which are significant to the overall valuation. Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels:

Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but as the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

The following table summarizes the inputs used to value the Fund's investments as of July 31, 2009:


                                                Quoted Prices in Active    Significant Other            Significant
                                                Markets for Identical         Observable                Unobservable
                                                        Assets                  Inputs                     Inputs
      Description                                     (Level 1)                (Level 2)                  (Level 3)
      -----------                                ------------------        -----------------         ------------------
Equity securities                                $             -0-         $             -0-         $              -0-
Debt securities issued by the U.S. Treasury
  and other U.S. government corporation
  and agencies                                                 -0-                       -0-                        -0-
Debt securities issued by states of the United
  States and political subdivisions of the states              -0-               292,012,411                        -0-
Debt securities issued by foreign government                   -0-                       -0-                        -0-
Corporate debt securities                                      -0-                       -0-                        -0-
Mortgage-backed securities                                     -0-                       -0-                        -0-
Other debt securities                                          -0-                       -0-                        -0-
                                                ------------------         -----------------         ------------------
Total                                                          -0-               292,012,411                        -0-
                                                ------------------         -----------------         ------------------

For the period ended July 31, 2009, there was no Level 1 or 3 investments.

Temporary Guarantee Program for Money Market Funds

While the Fund has maintained its $1.00 share price, there can be no assurance that the Fund will be able to continue to do so. On October 2, 2008, the Board of Trustees of the Fund approved the participation by the Fund in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds through December 18, 2008 (the "Program"). Under the Program, if the Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Fund, provided the Fund is liquidated soon after the day on which the Fund's market value per share drops below $0.995. The Program required the Fund to pay the U.S. Department of Treasury a fee equal to 0.01% multiplied by the number of shares outstanding as of September 19, 2008, which were 365,517,582. This expense is borne by the fund.

On December 4, 2008, the Board of Trustees of the Fund approved the extension of the Fund's participation in the Program. The extension provided coverage through April 30, 2009. The extension of the Program required the Fund to pay the U.S. Department of Treasury a fee equal to 0.015% multiplied by the number of shares outstanding as of September 19, 2008. This expense is borne by the fund.

On April 6, 2009, the Board of Trustees of the Fund approved a second extension of the Fund's participation in the Program. The extension provides coverage through September 18, 2009. The extension of the Program requires the Fund to pay the U.S. Department of Treasury a fee equal to 0.015% multiplied by the number of shares outstanding as of September 19, 2008. This expense is borne by the fund.

Item 2:    Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

Item 3:    Exhibits

Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) New York Daily Tax Free Income Fund, Inc.

By (Signature and Title)* /s/ Christine Manna
                              Christine Manna, Secretary

Date: September 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Michael P. Lydon
                              Michael P. Lydon, President

Date:  September 23, 2009

By (Signature and Title)* /s/ Joseph Jerkovich
                             Joseph Jerkovich, Treasurer and Assistant Secretary

Date:  September 23, 2009

* Print the name and title of each signing officer under his or her signature.